Notes Payable and Long Term Loan - Schedule of Notes Payable (Details) - USD ($)	9 Months Ended		12 Months Ended
	Sep. 30, 2018	Sep. 30, 2017	Dec. 31, 2017	Dec. 31, 2016
Repayments of notes payable in cash	$ (375,500)	$ (96,000)	$ (120,000)	$ (166,500)
Less amounts converted to stock	(2,373,739)		(4,975,950)	(1,957,717)
Notes Payable [Member]
Notes payable at beginning of period	7,356,144	$ 3,193,956	3,193,956	2,333,751
Notes payable issued	2,606,870		5,837,070	1,776,895
Default interest added to note payable				62,500
Settlements on note payable	(47,500)		(95,597)	(55,000)
Repayments of notes payable in cash	(375,500)		(96,000)	(241,500)
Less amounts converted to stock	(1,127,491)		(1,483,285)	(682,690)
Notes payable at end of period	8,412,523		7,356,144	3,193,956
Less debt discount	(1,175,627)		(2,624,984)	(1,145,849)
Note payable, net	7,236,896		4,731,160	2,048,107
Notes payable issued to related parties	270,000		270,000	170,000
Notes payable issued to non-related parties	$ 6,966,896		$ 4,461,160	$ 1,878,107